Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings (Loss) Per Share
The following table summarizes basic and diluted loss per share or the years ended December 31, 2020 and 2019 (in thousands, except per share amounts):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Basic and diluted loss per share:
Net loss	$(49,926)	$(54,014)

Weighted average common shares outstanding – basic	42,529,017	42,529,017
Dilutive effect of potentially issuable shares	—	—

Weighted average common shares outstanding – diluted	42,529,017	42,529,017

Basic loss per share	$(1.17)	$(1.27)
Dilutive effect of potentially issuable shares	—	—

Diluted loss per share	$(1.17)	$(1.27)

Common share equivalents excluded due to anti-dilutive effect	3,788,388	—